15. STOCK OPTIONS (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Number of outstanding stock options	17,797,090	15,473,398
Weighted average remaining life (years)	3 years 8 months 8 days	3 years 7 months 10 days
Weighted average exercise price exerciseable	$ 0.454	$ 0.326
Number exercisable	17,797,090	15,473,398
Stock Option 1
Range of exercise prices	$ 0.25
Number of outstanding stock options	530,000
Weighted average remaining life (years)	4 years 4 months 10 days
Weighted average exercise price exerciseable	$ 0.250
Number exercisable	184,375
Weighted average exercise price exerciseable	$ 0.25
Stock Option 2
Number of outstanding stock options	1,305,000
Weighted average remaining life (years)	4 years 6 months
Weighted average exercise price exerciseable	$ 1.31
Number exercisable	359,375
Weighted average exercise price exerciseable	$ 1.31
Stock Option 2 | Minimum
Range of exercise prices	1.28
Stock Option 2 | Maximum
Range of exercise prices	1.90
Stock Option 3
Range of exercise prices	$ 3.03
Number of outstanding stock options	100,000
Weighted average remaining life (years)	4 years 5 months 16 days
Weighted average exercise price exerciseable	$ 3.03
Number exercisable	100,000
Weighted average exercise price exerciseable	$ 3.03
Stock Option 4
Number of outstanding stock options	500,000
Weighted average remaining life (years)	4 years 5 months 23 days
Weighted average exercise price exerciseable	$ 4.13
Number exercisable	125,000
Weighted average exercise price exerciseable	$ 4.13
Stock Option 4 | Minimum
Range of exercise prices	4.08
Stock Option 4 | Maximum
Range of exercise prices	4.20
Stock Option 5
Range of exercise prices	$ 13.500
Number of outstanding stock options	1,334
Weighted average remaining life (years)	4 months 17 days
Weighted average exercise price exerciseable	$ 13.50
Number exercisable	1,334
Weighted average exercise price exerciseable	$ 13.50
Stock Option 6
Range of exercise prices	$ 15.000
Number of outstanding stock options	1,334
Weighted average remaining life (years)	0 years
Weighted average exercise price exerciseable	$ 15.00
Number exercisable	0
Weighted average exercise price exerciseable	$ 15.00
Stock Options
Number of outstanding stock options	2,437,668
Weighted average remaining life (years)	4 years 5 months 16 days
Weighted average exercise price exerciseable	$ 1.744
Number exercisable	770,084
Weighted average exercise price exerciseable	$ 1.746